Non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Non-cash Items
Depreciation	$ 2,260	$ 1,362
Change in fair value of derivative financial instruments (Note 12)	(1,271)	(3,305)
Share-based compensation expense	2,026	2,697
Accretion of provision for reclamation (Note 13)	108	252
Deferred income tax expense (Note 9)	5,218	4,287
Accretion of lease liabilities (Note 11)	3	9
Deferred revenue (Note 10)	(548)	(1,227)
Accretion of deferred revenue (Note 10)	474	454
Foreign exchange gains	275	151
VAT written-off (Note 5)	581	276
Other expenses		15
Total non-cash items	$ 9,126	$ 4,971